Taxes	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Taxes
Note 10. Taxes

Skr mn	2025	2024	2023
Income tax
Adjustment previous year	0	—	—
Current tax	-307	-436	-323
Deferred tax	-2	-2	-1
Total income tax	-309	-438	-324

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Deferred tax	0	-12	-13
Tax on items not to be reclassified to profit or loss
Current tax	-3	-66	5
Deferred tax	2	2	1
Income tax related to other comprehensive income	-1	-76	-7

Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.6	20.6	20.6
Profit before taxes	1,491	2,121	1,568
National tax based on profit before taxes	-308	-437	-323
Tax effects of:
Tax adjustments	-1	-1	-1
Other	0	—	—
Total tax	-309	-438	-324
Effective tax expense (percent)	20.7	20.7	20.7
Deferred taxes

Skr mn	2025	2024
Deferred tax assets concerning:
Temporary differences, related to pensions	0	0
Temporary differences, related to cash flow hedges	—	1
Temporary differences, related to lease liabilities	18	20
Offset deferred tax liability temporary differences related to right-of-use assets	-18	-20
Total deferred tax assets	0	1
No deductible loss to carry forward existed as of December 31, 2025, or December 31, 2024.
Change in deferred taxes

Skr mn	2025	2024
Opening balance	1	13
Change through profit or loss	-2	-2
Change in other comprehensive income	1	-10
Closing balance	0	1